Segment Information - Schedule of Major Customers by Reporting Segments (Details) - Revenues - Customer concentration risk	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Irish Energy Drilling Assets, DAC
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage of contract revenues	13.00%	9.00%	12.00%	8.00%
ENI S.p.A
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage of contract revenues	11.00%	20.00%	14.00%	22.00%
PTT Exploration and Production Public Company Limited
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage of contract revenues	1.00%	12.00%	3.00%	13.00%
Total
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage of contract revenues	25.00%	41.00%	29.00%	43.00%